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May 2, 2002

VIA EDGAR

The United States Securities
 and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549-0506

Subject:  GE Life & Annuity Separate Account II
          GE Life and Annuity Assurance Company
          SEC File No. 333-32071
          CIK No. 0000804286

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of GE Life & Annuity Separate Account II (the "Separate Account") and GE Life and Annuity Assurance Company (the "Company"), we certify that the form of the prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from the form of the prospectus contained in Post-Effective Amendment No. 5 to the Registration Statement for the Company and the Separate Account which was filed electronically and became effective May 1, 2002.

Please contact the undersigned at 804-281-6910 should you have any questions regarding this filing.

Sincerely,

/s/ Heather Harker
Heather Harker, Esq.
Vice President, Associate General Counsel
 and Assistant Secretary